Expense Example - Innovator U.S. Equity Accelerated 9 Buffer ETF - January - Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978